Cost of revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Analysis of income and expense [abstract]
Employee salaries and benefits	$ 6,080	$ 5,122
Web hosting fees	2,060	1,947
Third party service fees	5,849	3,983
Other	364	343
Cost of revenue	$ 14,353	$ 11,395